Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Supplementary Cash Flow Information [Abstract]
Interest Paid	CAD 538	CAD 350	CAD 330
Interest Received	31	32	19
Income Taxes Paid	CAD 12	CAD 11	CAD 933